Condensed Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from Operating Activities:
Net loss available to common stockholders	$ (5,473,240)	$ (1,457,470)
Adjustments to reconcile net loss to net cash used in operating activities:
Cumulative series A preferred stock dividend	60,000
Deemed dividend for beneficial conversion feature of series A preferred stock	2,634,185
Amortization of debt discount	556,028	304,808
Amortization of debt issue costs	327
Depreciation expense	83,573	50,765
Amortization of software	64,137
Software impairment	946,931
Accretion of premium on debt	33,364
Bad debt expense	26,116
Amortization of prepaid shares issued for services	465,501
Stock option expense	14,822
Stock issued for services	159,005
Loss on early extinguishment of debt	146,624
Gain from change in fair market value of warrant derivative liability	(365,255)
Change in operating assets and liabilities:
Accounts receivable	(17,655)	(1,103,257)
Other assets	(4,788)	5,146
Prepaid expenses	(129,038)	20,912
Accounts payable	(53,417)	53,783
Accounts payable related party		75,000
Settlement accrual	7,000
Accrued liabilities	(85,801)	383,835
Other accrued liabilities	49,229
Accrued payroll	2,499
Deferred revenue	209,033	(32,988)
Net Cash used in operating activities	(3,365,005)	(1,699,466)
Cash flows from Investing Activities:
Capitalization of internally developed software	(752,135)	(258,933)
Purchases of property and equipment	(10,304)	(20,985)
Net Cash used in investing activities	(762,439)	(279,918)
Cash flows from Financing Activities:
Proceeds from issuance of common stock	1,243,000	730,183
Proceeds from series A 8% convertible preferred stock issuance	5,400,000
Preferred and common stock offering costs	(505,901)
Stockholder loan repayment -related party	(115,000)
Stockholder loan - related party	40,000
Payment for repurchase of common stock		(94,165)
Loan proceeds	1,595,000	1,193,908
Loan proceeds from factor, net	26,890	827,075
Repayments of loans	(1,237,145)	(33,087)
Repayment of capital lease	(18,015)	(1,072)
Settlement payments	(115,278)
Borrowings (Repayments) on line of credit, net	(26,080)	51,500
Net Cash provided by financing activities	6,287,471	2,674,342
Net increase in cash	2,160,027	694,958
Cash at beginning of year	893,458	198,500
Cash at ending of year	3,053,485	893,458
Supplemental schedule of cash paid during the period for:
Interest	376,539	36,156
Income Taxes
Supplemental schedule of non-cash investing and financing activities:
Issuance of stock to repay debt	514,667	563,908
Capital lease obligation incurred for use of equipment	90,099	38,704
Beneficial conversion feature on convertible debt charged to additional paid in capital		300,000
Conversion of $300,000 notes to common stock		300,000
Shares issued as a loan fee	679,353	343,500
Transfer of accounts payable to notes payable		65,000
Insurance premium finance contract recorded as prepaid asset	57,573
Shares issued for prepaid services	1,325,500
Reclassification of line of credit to note payable	133,333
Constructive dividend	2,634,185
Reclassification of derivative to warrant liability	5,771,255
Debt discount	$ 37,500